BASIS OF PRESENTATION (Disclosure of Interest in Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ternium S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Investments S.à.r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Internacional Espana S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Solutions S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Internationaal B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium USA Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium USA Inc. | Ternium Investments S.à.r.l.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary		100.00%
Ternium USA Inc. | Ternium Internacional Espana S.L.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.57%	62.57%	62.49%
Ternium Argentina S.A. | Ternium Internacional Espana S.L.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	62.57%
Prosid Investments S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.58%	62.58%	62.49%
Prosid Investments S.A. | Ternium Argentina S.A. and Ternium Procurement S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.25%	89.25%	89.22%
Ternium Mexico S.A. de C.V. | Ternium Argentina S.A. and Ternium Internacional Espana S.L.U.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Las Encinas S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.25%	89.25%	89.22%
Ferropak Comercial S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.25%	89.25%	89.22%
Transamerica E. & I. Trading Corp.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.25%	89.25%	89.22%
Galvacer Chile S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.25%	89.25%	89.22%
Ternium Gas México S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	89.25%	89.25%	89.22%
Consorcio Minero Benito Juarez Peña Colorada S.A.de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	44.62%	44.62%	44.61%
Exiros B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%	50.00%	50.00%
Servicios Integrales Nova de Monterrey S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	66.49%	66.49%	66.47%
Servicios Integrales Nova de Monterrey S.A. de C.V. | Ternium Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	74.50%
Ternium Internacional Nicaragua S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.38%	99.38%	99.38%
Ternium Internacional Honduras S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.18%	99.18%	99.18%
Ternium Internacional El Salvador S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.92%	99.92%	99.92%
Ternium Internacional Costa Rica S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.98%	99.98%	99.98%
Ternium Internacional Guatemala S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.98%	99.98%	99.98%
Ternium Internacional Guatemala S.A. | Ternium Internacional España S.L. and Ternium Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Colombia S.A.S
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium del Cauca S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium del Atlántico S.A.S
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Procurement S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Technology & Engineering Services S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Brasil Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ternium Brasil Ltda. | Ternium Internacional Espana S.L.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Tenigal S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%	51.00%	51.00%
Tenigal S. de R.L. de C.V. | Ternium Internacional Espana S.L.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	51.00%
Soluciones Integrales de Gestión S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Vientos de Olavarría S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.57%	62.57%	0.00%
Vientos de Olavarría S.A. | Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Usinas Siderúrgicas de Minas Gerais S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	23.30%	0.00%	0.00%
Usinas Siderúrgicas de Minas Gerais S.A. | Ternium Investments S.à r.l., Prosid Investments S.A. And Ternium Argentina S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	42.57%
Mineração Usiminas S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	16.31%	0.00%	0.00%
Mineração Usiminas S.A. | Usinas Siderúrgicas de Minas Gerais S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	29.80%
Soluções Em Aço Usiminas S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	16.05%	0.00%	0.00%
Soluções Em Aço Usiminas S.A. | Usinas Siderúrgicas de Minas Gerais S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	29.32%
Usiminas Mecânica S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	23.30%	0.00%	0.00%
Rios Unidos logistica e transporte de açõ Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	23.30%	0.00%	0.00%
Usiminas Internatioonal S.À R.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	23.30%	0.00%	0.00%
Usiminas Internatioonal S.À R.L. | Usinas Siderúrgicas de Minas Gerais S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	42.57%
Usiminas Participações E Logística S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	17.48%	0.00%	0.00%
Usiminas Participações E Logística S.A. | Usinas Siderúrgicas de Minas Gerais S.A. And Mineração Usiminas S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	31.97%
Metalcentro Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	23.30%	0.00%	0.00%
Metalcentro Ltda. | Usinas Siderúrgicas de Minas Gerais S.A. And Usiminas Mecânica S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	42.53%
Ternium Participaçoes S.A. em liquidaçao
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%	100.00%
Ternium Siderurgica de Caldas S.A.S.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%	100.00%
Impeco S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%	62.49%
Ternium Internacional Espana S.L., Ternium Solutions S.A. and Ternium Internationaal B.V. | Ternium Investments S.à.r.l.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Las Encinas S.A. de C.V., Ferropak Comercial S.A. de C.V., Transamerica E. & I. Trading Corp. & Galvacer Chile S.A. | Ternium Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Ternium Gas Mexico S.A. de C.V. | Ternium Mexico S.A. de C.V and Tenigal S. de R.L. de C.V.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Consorcio Minero Benito Juarez Peña Colorada S.A.de C.V. & Exiros B.V. (9)
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	50.00%
Ternium Colombia S.A.S., Ternium del Cauca S.A.S., Ternium del Atlántico S.A.S, Ternium Procurement S.A. , & Technology & Engineering Services S.A. | Ternium Internacional Espana S.L.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Soluciones Integrales de Gestión S.A. and Ternium Participaçoes S.A. | Ternium Investments S.a.r.l & Ternium Internacional Espana S.L.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Usiminas Mecânica S.A. And Rios Unidos logistica e transporte de açõ Ltda. | Usinas Siderúrgicas de Minas Gerais S.A.
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	42.53%